CONCENTRATION OF RISK Derivative Counterparties (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Concentration Risk [Line Items]
Fair Value of Derivative Assets	$ 58,925
JPMorgan Chase Bank [Member]
Concentration Risk [Line Items]
Fair Value of Derivative Assets	41,323	[1]
Wells Fargo Bank [Member]
Concentration Risk [Line Items]
Fair Value of Derivative Assets	4,782	[1]
Bank of Nova Scotia [Member]
Concentration Risk [Line Items]
Fair Value of Derivative Assets	4,315	[1]
Other Lenders in Our Credit Facility [Member]
Concentration Risk [Line Items]
Fair Value of Derivative Assets	8,146
Various [Member]
Concentration Risk [Line Items]
Fair Value of Derivative Assets	$ 359	[2]

[1]	Major lender in our revolving credit facility. See Note 8, Long-Term Debt.
[2]	Represents a total of 28 counterparties.